UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                            MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                               120 Bloomingdale Road
                               White Plains, NY 10605
               (Address of principal executive offices) (Zip code)

                         SEI Investments Global Fund Services
                               One Freedom Valley Drive
                                    Oaks, PA 19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                      DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: DECEMBER 31, 2004

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Robeco-Sage Triton Fund, L.L.C.


Quarterly Report (unaudited)

December 31, 2004

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ITEM 1.   SCHEDULE OF INVESTMENTS


                                              Robeco-Sage Triton Fund, L.L.C.

                                            Schedule of Investments (unaudited)

                                                    December 31, 2004


                                                                                                 %* OF
                                                                                                MEMBERS'
PORTFOLIO FUND                                                     COST       VALUE             CAPITAL       LIQUIDITY
---------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore Ltd.                           $ 1,110,000     1,226,784           3.83%        Quarterly
Amici Fund International, Ltd.                                   860,000     1,034,924           3.23%        Quarterly
Beacon International Fund, Ltd.                                  660,000       776,138           2.43%        Quarterly
Cantillon World Ltd.                                             500,000       596,146           1.86%        Monthly
Clovis Capital Partners (Cayman) Ltd.                            660,000       798,564           2.50%        Monthly
Criterion Capital Partners Ltd.                                  400,000       403,490           1.26%        Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.                   1,000,000     1,047,765           3.28%        Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.                   860,000       988,536           3.09%        Quarterly
Green Coast Offshore Ltd.                                        960,000       968,647           3.03%        Quarterly
Highline Capital International Ltd.                              750,000       822,250           2.57%        Quarterly
Liberty Square Offshore Partners, Ltd.                           600,000       602,623           1.88%        Quarterly
Phinity Offshore Fund, Ltd.                                      610,000       648,792           2.03%        Quarterly
Rosehill Japan Fund                                            1,000,000       971,850           3.04%        Quarterly
Satellite FS Hedged Equity Fund, Ltd.                            600,000       631,094           1.97%        Quarterly
Stadia Capital Ltd.                                              800,000       839,773           2.63%        Quarterly
                                                             -------------------------------------------
         TOTAL LONG/SHORT EQUITY                              11,370,000    12,357,376          38.63%
                                                             -------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
AQR Absolute Return Offshore Fund (USD) II, Ltd.                 660,000       661,009           2.07%        Quarterly
Black Diamond Europe, Ltd.                                       630,000       631,721           1.97%        Quarterly
Black River Global Multi-Strategy Leveraged Fund Ltd.            500,000       522,726           1.63%        Quarterly
Eton Park Overseas Fund Ltd.                                     500,000       511,313           1.60%        Annually
Kensington Global Strategies Fund, Ltd.                          800,000       888,783           2.78%        Quarterly
Sagamore Hill Fund Ltd.                                          660,000       697,456           2.18%        Quarterly
Severn River Capital Fund, Ltd.                                  600,000       601,969           1.88%        Quarterly
Shepherd Investments International Ltd.                          660,000       750,908           2.35%        Quarterly
Tempo Fund, Ltd.                                                 400,000       424,279           1.33%        Quarterly
                                                             -------------------------------------------
         TOTAL MULTI-STRATEGY RELATIVE VALUE                   5,410,000     5,690,164          17.79%
                                                             -------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                 1,000,000     1,182,623           3.70%        Quarterly
Highbridge/Zwirn Special Opportunities Fund, Ltd.                810,000       909,548           2.84%        Bi-annually
Redwood Offshore Fund, Ltd.                                      660,000       963,409           3.01%        Bi-annually
Satellite Credit Opportunities Fund, Ltd.                        660,000       777,078           2.43%        Quarterly
                                                             -------------------------------------------
         TOTAL DISTRESSED                                      3,130,000     3,832,658          11.98%
                                                             -------------------------------------------




                                      Robeco-Sage Triton Fund, L.L.C.

                               Schedule of Investments (continued) (unaudited)

                                            December 31, 2004


                                                                                                 %* OF
                                                                                                MEMBERS'
PORTFOLIO FUND                                                     COST       VALUE             CAPITAL       LIQUIDITY
---------------------------------------------------------------------------------------------------------------------------

EVENT DRIVEN:
Fir Tree International Value Fund, Ltd.                      $ 1,010,000   $ 1,154,724           3.61%        Annually
K Capital (US Dollar) Ltd.                                       660,000       685,092           2.14%        Quarterly
Perry Partners International, Inc.                               660,000       830,717           2.60%        Quarterly
                                                             -------------------------------------------
         TOTAL EVENT DRIVEN                                    2,330,000     2,670,533           8.35%
                                                             -------------------------------------------
EQUITY MARKET NEUTRAL:
Glacis International Fund, Ltd.                                  200,000       190,500           0.59%        Quarterly
Numeric U.S. Fundamental Stat Arbitrage Offshore Fund II Ltd.    700,000       725,212           2.27%        Monthly
Numeric U.S. Market Neutral Offshore Fund Ltd.                   660,000       687,390           2.15%        Monthly
O'Connor Global Fundamental Long/Short Limited                   860,000       912,055           2.85%        Quarterly
                                                             -------------------------------------------
         TOTAL EQUITY MARKET NEUTRAL                           2,420,000     2,515,157           7.86%
                                                             -------------------------------------------
MACRO:
LongChamp Global Investment Fund                                 350,000       403,351           1.26%        Monthly
The Grossman Global Macro Hedge Fund, Ltd.                       450,000       380,810           1.19%        Monthly
Wexford Offshore Spectrum Fund                                   660,000       830,679           2.60%        Quarterly
                                                             -------------------------------------------
         TOTAL MACRO                                           1,460,000     1,614,840           5.05%
                                                             -------------------------------------------
CONVERTIBLE ARBITRAGE:
Alta Partners Investment Grade, Ltd.                             667,788       646,878           2.02%        Quarterly
Aristeia International Ltd.                                      660,000       679,329           2.12%        Quarterly
                                                             -------------------------------------------
         TOTAL CONVERTIBLE ARBITRAGE                           1,327,788     1,326,207           4.14%
                                                             -------------------------------------------
HIGH-YIELD TRADING:
Chatham Asset High Yield Offshore Fund, Ltd.                     950,000       994,187           3.11%        Quarterly
FIXED INCOME ARBITRAGE:
The Drake Absolute Return Fund, Ltd.                             500,000       598,708           1.87%        Quarterly
CREDIT HEDGE:
KBC Return Enhancement Fund
                                                                 350,000       316,308           0.99%        Quarterly
                                                             -------------------------------------------
         TOTAL PORTFOLIO FUNDS                               $29,247,788   $31,916,138          99.77%
                                                             ===========================================


                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (concluded) (unaudited)

                                December 31, 2004


* Percentages are based on Members' Capital of $31,990,483.

At December 31,2004, the aggregate cost of investments for tax purposes was $29,247,788. Net unrealized appreciation on investments for tax purposes was $2,668,350 consisting of $2,829,792 of gross unrealized appreciation and $(161,442) of gross unrealized depreciation.

The investments in portfolio funds shown above represent 99.77% of Members' Capital.




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Principal Executive Officer

Date: February 24, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Principal Executive Officer

Date: February 24, 2005


By (Signature and Title)*                        /s/ Nathan Peters
                                                 -----------------
                                                 Nathan Peters
                                                 Principal Financial Officer

Date: February 24, 2005

* Print the name and title of each signing officer under his or her signature.